Intangible Assets (Details) - Schedule of estimated annual amortization expense - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Schedule of estimated annual amortization expense [Abstract]
2021 (remainder)	$ 182,427	$ 397,988
2022	729,708	392,321
2023	729,708	391,188
2024	729,678	391,173
2025	596,529	258,169
Thereafter	2,302,766	$ 2,062,561
Total	$ 5,270,816